OTHER INCOME (EXPENSE) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER INCOME (EXPENSE)
Accretion expense	$ (2,629)	$ (3,404)
Gain (loss) on derivative instruments	(27,980)	2,353
Foreign exchange loss	(16,397)	(3,852)
Other expense	(2,188)	(3,211)
Other income (expense)	$ (49,194)	$ (8,114)